Shareholder Report, Line Graph (Details) 196914_Penn Capital Short Duration High Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Jul. 17, 2017	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 13,573	$ 12,674	$ 11,608	$ 10,899	$ 11,242	$ 10,643	$ 10,675	$ 10,215	$ 9,979	$ 10,000	$ 14,308
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,349	11,004	10,256	10,380	11,730	11,740	11,027	10,008	10,115	10,000	$ 11,564
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Accumulated Value	$ 14,315	$ 13,409	$ 12,313	$ 11,598	$ 12,056	$ 11,402	$ 10,943	$ 10,277	$ 10,050	$ 10,000	$ 15,035